Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Capital loss carryforward expiration period	5 years
Operating Loss Carry Forward expiration period	20 years
Income Tax Examination, Penalties Expense	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	4,600,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	100,000	$ 900,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	42,000,000
Liability for Income Tax Penalties	$ 0
Effective Income Tax Rate Reconciliation, Percent	42.40%	(144.20%)	(8.80%)
Federal
Current	$ 3,800,000	$ (100,000)	$ 100,000
Deferred	(8,200,000)	(15,900,000)	(15,500,000)
State
Current	(300,000)	400,000	0
Deferred	(5,500,000)	100,000	(300,000)
Foreign
Current	25,100,000	23,100,000	18,400,000
Deferred	(3,600,000)	(5,000,000)	(400,000)
Total provision (benefit) for income taxes	11,300,000	$ 2,600,000	$ 2,300,000
Tax Liability Recognized for Undistributed Earnings of Foreign Subsidiaries	$ 43,200,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Undistributed Earnings of Foreign Subsidiaries, Not Expected to be Remitted	$ 118,400,000
Undistributed Earnings of Foreign Subsidiaries, Expected to be Remitted	$ 123,500,000
Foreign loss and credit carryforwards expiration period	10 years